EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE
The computation of basic earnings (loss) per share ("EPS") is based on the weighted average number of shares outstanding during the year and the consolidated net income or loss of the Company. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments. In the computation of the diluted EPS, the dilutive impact of the Company’s stock options is calculated using the "treasury stock" guidelines and the "if-converted" method is used for convertible securities.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Basic earnings (loss) per share:
Net income/(loss) available to stockholders	202,768	164,343	(224,425)
Diluted earnings (loss) per share:
Net income/(loss) available to stockholders	202,768	164,343	(224,425)
Interest and other expenses/(gains) attributable to convertible notes	7,501	16,166	—
Net income/(loss) assuming dilution	210,269	180,509	(224,425)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands)	2022	2021	2020
Basic earnings per share:
Weighted average number of common shares outstanding*	126,789	122,141	108,972
Diluted earnings per share:
Weighted average number of common shares outstanding*	126,789	122,141	108,972
Effect of dilutive share options	112	—	—
Effect of dilutive convertible notes	10,476	17,242	—
Weighted average number of common shares outstanding assuming dilution	137,377	139,383	108,972

	Year ended December 31,
	2022	2021	2020
Basic earnings/(loss) per share:	$1.60	$1.35	$(2.06)
Diluted earnings/(loss) per share:	$1.53	$1.30	$(2.06)
*The weighted average number of common shares outstanding excludes 8,000,000 shares initially issued and loaned as part of a share lending arrangement originally relating to the Company's issuance of 5.75% senior unsecured convertible bonds in October 2016. After the maturity of these bonds, the Company entered into a general share lending agreement with another counterparty and the 8,000,000 shares were transferred into its custody. The weighted average number of common shares outstanding also excludes 3,765,842 shares issued as of December 31, 2022 from up to 7,000,000 shares issuable under a share lending arrangement relating to the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. These 3,765,842 shares, which were issued and loaned, are owned by the Company and are to be returned on or before maturity of the bonds in 2023, pursuant to the terms of the applicable share lending arrangement, although the Company may enter into additional lending arrangements in respect of these shares upon the maturity of the existing lending arrangement. (See also Note 24: Share Capital, Additional Paid-In Capital and Contributed Surplus).

In October 2021, the Company redeemed the full amount outstanding under the 5.75% senior unsecured convertible bonds due 2021. The remaining outstanding principal amount of $144.7 million was fully satisfied in cash. During the year ended December 31, 2021, the Company purchased bonds with principal amounts totaling $67.6 million from the 5.75% senior unsecured convertible bonds due 2021. As of December 31, 2021, the principal amounts of the repurchased bonds were anti-dilutive, assuming if converted, at the start of the period.

As of December 31, 2020, the outstanding balances on the 4.875% senior unsecured convertible bonds issued in April and May 2018 and the 5.75% senior unsecured convertible bonds issued in October 2016 were both anti-dilutive.